Shareholder Report, Line Graph (Details) DFGP_Dimensional 2055 Target Date Retirement Income Fund_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Nov. 02, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											Dimensional 2055 Target Date Retirement Income Fund – Institutional
Accumulated Value	$ 24,387	$ 18,563	$ 16,898	$ 20,047	$ 14,517	$ 14,017	$ 12,598	$ 12,562	$ 10,224	$ 10,000	$ 29,241
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533	10,000	$ 12,656
ICE BofA 1-3 Year Global Government Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-3 Year Global Government Index (hedged to USD)
Accumulated Value	11,640	11,004	10,646	10,980	10,995	10,746	10,330	10,212	10,119	10,000	$ 12,208
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global BMI Index (net div.)
Accumulated Value	22,921	17,341	15,861	19,996	14,497	13,919	12,431	12,577	10,181	10,000	$ 27,946
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. TIPS Index
Accumulated Value	$ 12,701	$ 11,694	$ 11,779	$ 13,306	$ 12,427	$ 11,391	$ 10,454	$ 10,585	$ 10,597	$ 10,000	$ 13,471